Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Payables

	2017	2016
	£m	£m
Trade payables	3,528	3,596
Wages and salaries	1,228	1,236
Social security	166	120
Consumer Healthcare put option	8,606	—
ViiV Healthcare put option	1,304	1,319
Other payables	363	447
Deferred income	240	158
Customer return and rebate accruals	3,463	2,778
Other accruals	2,072	2,310

	20,970	11,964

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement

The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key assumptions.

2017
Increase/(decrease) in financial liability and loss/(gain) in Income statement	£m
10% increase in sales forecasts or sales multiple applied	850
10% decrease in sales forecasts or sales multiple applied	(850)
10 cent appreciation of US Dollar	88
10 cent depreciation of US Dollar	(76)
10 cent appreciation of Euro	303
10 cent depreciation of Euro	(254)

Pfizer’s put option over its shareholding in ViiV Healthcare was recognised during 2016 and is currently exercisable. The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

2017
Increase/(decrease) in financial liability and loss/(gain) in Income statement	£m
10% increase in sales forecasts	150
10% decrease in sales forecasts	(149)
10 cent appreciation of US Dollar	76
10 cent depreciation of US Dollar	(66)
10 cent appreciation of Euro	44
10 cent depreciation of Euro	(37)